CONVERTIBLE PROMISSORY NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 8 - CONVERTIBLE PROMISSORY NOTES

Convertible promissory notes consist of the following at September 30, 2018 and December 31, 2017:

	September 30, 2018	December 31, 2017

Convertible promissory notes totaling $1,400,000 due between December 31, 2018 and January 31, 2019, interest payable at 8% per annum; unsecured; principal and accrued interest convertible into common stock at the lower of $7.00 per share or the price per share of the latest closing of a debt or equity offering by the Company greater than $3,000,000; accrued interest due between August 31, 2018 and September 30, 2018	$1,400,000	$1,900,000
Convertible promissory notes totaling $2,025,000 due November 30, 2018, interest payable at 9% per annum; unsecured; principal and accrued interest convertible into common stock at either the price per share equal to the average closing price of the Company’s Common Stock on the OTC Markets for the five consecutive trading days prior to the delivery of a Notice of Conversion (“Optional Conversion”) or price per share equal to 75% of the price of the Company’s next bona fide sale of its preferred stock or Common Stock in excess of $4,000,000 in gross proceeds, in one transaction or a series of related transactions, which offering definitively sets a price per share of the Company’s Common Stock or preferred stock and enables the Company to list its common stock on a national securities exchange; accrued interest to be paid quarterly beginning September 30, 2018, which has not yet been paid	2,025,000	-
Convertible promissory note totaling $500,000 due April 30, 2019, interest payable at 9% per annum; unsecured; principal and accrued interest convertible into common stock at a price per share (the “ Voluntary Conversion PPS “) equal to 75% of the average of the closing prices of the Company’s Common Stock on the OTC Market (or any other market on which the common stock of the Company is then listed for trading) over the thirty (30) consecutive trading days prior to the delivery of the notice of conversion by the Investor to the Company, or, if at the time of such conversion the shares of the Company’s Common Stock are not listed for trading, then the entire then outstanding Investment Amount shall be converted into that number of shares of the most senior class of shares of the Company existing at the time of such conversion, at a price per share equal to 75% of the fair market value of such Common Stock as shall be determined by the Board of Directors based on, among others, a valuation prepared by an independent third party and which shall have been submitted to the Company not more than 90 days prior to the date of such determination by the Board of Directors. In the event of the consummation by the Company, on or before the Maturity Date, of a transaction or series of related transactions in which the Company issues equity securities of the Company in consideration of at least US$4,000,000 (a “ Financing “), the then outstanding Investment Amount not previously converted hereunder shall be automatically converted, immediately prior to (but conditioned upon) the consummation of such Financing, into such number of shares (or a sub-class thereof) issued by the Company in the Financing, equal to the outstanding Investment Amount divided by a price per share equal to 75% of the lowest price per share paid to the Company in the Financing. In the event the Financing is not consummated by the Maturity Date, then the outstanding Investment Amount as of the Maturity Date not previously converted hereunder shall be automatically converted, on the Maturity Date, into such number of shares (or a sub-class thereof) issued by the Company in the Financing, equal to the outstanding Investment Amount divided by the Voluntary Conversion PPS	500,000	-
Convertible promissory note totaling $500,000 due December 31, 2018, interest payable at 9% per annum; secured by all assets of the company; principal and accrued interest convertible into common stock at either the price per share equal to the average closing price of the Company’s Common Stock on the OTC Markets for the five consecutive trading days prior to the delivery of a Notice of Conversion (“Optional Conversion”) or price per share equal to 75% of the price of the Company’s next bona fide sale of its preferred stock or Common Stock in excess of $4,000,000 in gross proceeds, in one transaction or a series of related transactions, which offering definitively sets a price per share of the Company’s Common Stock or preferred stock and enables the Company to list its common stock on a national securities exchange; accrued interest to be paid quarterly beginning September 30, 2018	500,000	-
Convertible promissory notes totaling $575,000 due June 27, 2019, interest payable at 9% per annum; unsecured; principal and accrued interest convertible into common stock at either the price per share equal to the average closing price of the Company’s Common Stock on the OTC Markets for the five consecutive trading days prior to the delivery of a Notice of Conversion (“Optional Conversion”) or price per share equal to 75% of the price of the Company’s next bona fide sale of its preferred stock or Common Stock in excess of $4,000,000 in gross proceeds, in one transaction or a series of related transactions, which offering definitively sets a price per share of the Company’s Common Stock or preferred stock and enables the Company to list its common stock on a national securities exchange; accrued interest to be paid quarterly beginning December 31, 2018	575,000	-
	5,000,000	1,900,000

Unamortized discount	(621,434)	(348,512)
Current portion of convertible promissory notes	4,378,566	1,551,488
Convertible promissory notes, less current portion	$-	$-

During the three and nine month period ended September 30, 2018, the Company incurred $427,327 and $1,286,420, respectively, amortization of discount. During the three and nine months ended September 30, 2017, the Company incurred $477,285 and $554,968, respectively, amortization of discount. Interest expense for the three and nine month periods ended September 30, 2018 was $90,856 and $233,009, respectively. Interest expense for the three and nine months ended September 30, 2017 was $23,617 and $26,922, respectively.

Convertible promissory notes consist of the following at December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016

Convertible promissory notes totaling $1,900,000 due between November 11, 2017 and May 8, 2018, interest payable at 8% per annum; unsecured; principal and accrued interest convertible into common stock at the lower of $7.00 per share or the price per share of the latest closing of a debt or equity offering by the Company greater than $3,000,000; accrued interest due between November 11, 2017 and May 8, 2018; convertible promissory notes totaling $1,300,000 were amended to extend the maturity date to March 31, 2018	$1,900,000	$-

	1,900,000	-
Unamortized discount	(348,512)	-
Convertible promissory notes	$1,551,488	$-

During the year ended December 31, 2017 and 2016, the Company incurred $1,170,873 and $0, respectively, amortization of discount. Interest expense for the year ended December 31, 2017 and 2016 was $84,161 and $0, respectively.